UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Massachusetts Institute of Technology
Address: 238 Main Street, Suite 200
	 Cambridge, MA 02142-1012

Form 13F File Number: 28-1002

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it isunderstood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Seth Alexander
Title: President MITIMco
Phone: 617-253-6083

Signature, Place, and Date of Signing:

Seth Alexander	Cambridge, Massachusetts	September 21, 2010
[Signature] 	[City, State] 			[Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 10
Form 13F Information Table Value Total: 198,792
					(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

F0RM13F INFORMATION TABLE

F0RM13F INFORMATION TABLE

COLUMN 1  COLUMN 2  COLUMN 3  COLUMN 4  COLUMN 5   COLUMN 6  COLUMN 7 COLUMN 8

                                 VALUE     SHRS   INVESTMENT OTHER   VOTING
NAME OF   TITLE OF     CUSIP      	          DISCRETION MANAGER AUTHORITY
ISSUER    CLASS
ARUBA NETWORKS COMMON   43176106  465     32,661  SOLE              SOLE
CITIGROUP  COMMON       172967101  184     49,000  SOLE              SOLE
ISHRS MSCIAFE COMMON   464287465   58,654  1,261,112 SOLE            SOLE
ISHRS MSCIEMERGING COMMON 464287234 26,894 720,649  SOLE          SOLE
ISHRS S&P100INDEX COMMON 464287101  44,175 942,494 SOLE           SOLE
RUTHS HOSP  COMMON       783332109     139  33,208 SOLE           SOLE
SPDR S&P ETF COMMON     78642F103  24,763  239,904 SOLE           SOLE
TEXTRON    COMMON       883203101     271 16,000  SOLE            SOLE
VANG EMMKTS ETF COMMON  922042858  43,246 1,138,357 SOLE          SOLE